UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2011 (Unaudited)

DWS Short Duration Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 55.5%
Consumer Discretionary 3.7%
AutoZone, Inc., 5.75%, 1/15/2015	540,000	596,634
Comcast Corp., 4.95%, 6/15/2016	600,000	647,538
DIRECTV Holdings LLC:
3.55%, 3/15/2015	270,000	275,336
4.75%, 10/1/2014	430,000	461,062
Fortune Brands, Inc., 6.375%, 6/15/2014	675,000	744,268
Hyundai Motor Manufacturing Czech sro, 144A, 4.5%, 4/15/2015	310,000	316,945
JC Penney Corp., Inc., 9.0%, 8/1/2012	500,000	540,000
Macy's Retail Holdings, Inc., 6.625%, 4/1/2011	300,000	302,610
NBC Universal Media LLC, 144A, 3.65%, 4/30/2015	500,000	513,641
Time Warner Cable, Inc., 5.4%, 7/2/2012	550,000	582,363
Viacom, Inc., 4.375%, 9/15/2014	350,000	375,750
Wyndham Worldwide Corp., 6.0%, 12/1/2016	320,000	337,019

		5,693,166
Consumer Staples 1.4%
Anheuser-Busch InBev Worldwide, Inc., 144A, 5.375%, 11/15/2014	770,000	854,160
H.J. Heinz Co., 5.35%, 7/15/2013	700,000	766,560
Wm. Wrigley Jr. Co., 144A, 3.7%, 6/30/2014	475,000	490,417

		2,111,137
Energy 5.3%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	500,000	548,405
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	620,000	665,063
Cenovus Energy, Inc., 4.5%, 9/15/2014	300,000	324,453
Devon Energy Corp., 5.625%, 1/15/2014	400,000	446,195
Enterprise Products Operating LLC:
3.2%, 2/1/2016	310,000	311,548
4.6%, 8/1/2012	480,000	502,929
Series M, 5.65%, 4/1/2013	100,000	108,791
Series B, 7.5%, 2/1/2011	80,000	80,000
Hess Corp., 7.0%, 2/15/2014	230,000	264,194
Husky Energy, Inc., 5.9%, 6/15/2014	340,000	376,453
Kinder Morgan Energy Partners LP:
5.625%, 2/15/2015	300,000	331,143
6.75%, 3/15/2011	236,000	237,581
Marathon Oil Corp., 6.5%, 2/15/2014	340,000	390,661
Noble Holding International Ltd., 3.45%, 8/1/2015	300,000	307,989
ONEOK Partners LP, 3.25%, 2/1/2016	720,000	721,483
Petroleos Mexicanos, 4.875%, 3/15/2015	540,000	574,425
Plains All American Pipeline LP:
3.95%, 9/15/2015	210,000	216,887
4.25%, 9/1/2012	400,000	416,505
Transocean, Inc., 4.95%, 11/15/2015	510,000	538,258
Valero Energy Corp., 4.5%, 2/1/2015	470,000	496,718
Williams Partners LP, 3.8%, 2/15/2015	200,000	207,151

		8,066,832
Financials 31.0%
Abbey National Treasury Services PLC, 144A, 3.875%, 11/10/2014	995,000	984,297
AEGON NV, 4.625%, 12/1/2015	620,000	640,965
AIG-FP Matched Funding, Series 2005-28, 4.43%, 3/4/2015	160,000	148,960
American Express Bank, FSB, 5.55%, 10/17/2012	650,000	694,117
American Express Credit Corp., Series D, 5.125%, 8/25/2014	540,000	584,964
American International Group, Inc., 9.0%, 12/14/2022	483,000	476,963
Anglo American Capital PLC, 144A, 9.375%, 4/8/2014	520,000	632,809
ANZ National International Ltd., 144A, 3.125%, 8/10/2015	525,000	524,558
Bank Nederlandse Gemeenten NV, 144A, 1.75%, 10/6/2015	620,000	600,264
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	312,000	334,149
Bank of Nova Scotia, 144A, 1.65%, 10/29/2015	620,000	595,636
Barclays PLC:
144A, 2.5%, 9/21/2015	560,000	541,096
Series 1, 5.0%, 9/22/2016	250,000	265,146
6.286% *, 11/10/2025	130,000	130,000
BB&T Corp., 6.5%, 8/1/2011	800,000	822,502
BNP Paribas, 144A, 4.8%, 6/24/2015	500,000	524,686
BP Capital Markets PLC, 3.125%, 10/1/2015	720,000	729,522
Capital One Financial Corp., 7.375%, 5/23/2014	540,000	620,045
Caterpillar Financial Services Corp., Series F, 4.85%, 12/7/2012	500,000	535,683
CitiFinancial, Inc., 6.625%, 6/1/2015	250,000	271,940
Citigroup, Inc., 6.375%, 8/12/2014	800,000	892,891
CME Group, Inc., 5.75%, 2/15/2014	445,000	497,510
CNA Financial Corp., 6.5%, 8/15/2016	540,000	583,841
Countrywide Financial Corp., 5.8%, 6/7/2012	465,000	489,826
Credit Agricole SA, 144A, 3.5%, 4/13/2015	470,000	468,077
Credit Suisse New York, 5.5%, 5/1/2014	820,000	902,127
Daimler Finance North America LLC, 6.5%, 11/15/2013	800,000	907,033
Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	770,000	833,577
Duke Realty LP, (REIT), 7.375%, 2/15/2015	140,000	159,292
Encana Holdings Finance Corp., 5.8%, 5/1/2014	520,000	579,414
Export-Import Bank of Korea, 4.125%, 9/9/2015	357,000	362,975
General Electric Capital Corp.:
3.5%, 6/29/2015	500,000	511,525
Series A, 3.75%, 11/14/2014	545,000	568,793
5.0%, 5/15/2016	400,000	413,346
Hartford Financial Services Group, Inc., 4.0%, 3/30/2015	440,000	444,551
HCP, Inc., (REIT), 2.7%, 2/1/2014	275,000	277,118
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014	520,000	582,757
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014	400,000	413,000
HSBC Finance Corp., 5.25%, 1/15/2014	800,000	854,799
Hyundai Capital Services, Inc., 144A, 6.0%, 5/5/2015	500,000	541,485
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014	320,000	320,365
ING Bank NV, 144A, 2.0%, 10/18/2013	1,000,000	983,104
Intesa Sanpaolo SpA, 144A, 3.625%, 8/12/2015	1,000,000	946,664
JPMorgan Chase & Co.:
2.05%, 1/24/2014	500,000	500,445
4.65%, 6/1/2014	800,000	861,930
KeyCorp, Series H, 6.5%, 5/14/2013	685,000	750,437
Lincoln National Corp.:
4.3%, 6/15/2015	335,000	345,607
6.2%, 12/15/2011	648,000	676,846
Lloyds TSB Bank PLC, 144A, 4.375%, 1/12/2015	690,000	691,221
Manulife Financial Corp., 3.4%, 9/17/2015	1,000,000	998,277
Merrill Lynch & Co., Inc., Series B, 5.3%, 9/30/2015	600,000	639,904
Morgan Stanley:
3.45%, 11/2/2015	595,000	584,411
Series F, 5.625%, 1/9/2012	750,000	783,013
6.0%, 5/13/2014	320,000	350,117
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016	280,000	282,819
Nomura Holdings, Inc., 5.0%, 3/4/2015	155,000	161,348
Novartis Capital Corp., 4.125%, 2/10/2014	525,000	564,002
PC Financial Partnership, 5.0%, 11/15/2014	800,000	877,353
Pricoa Global Funding I, 144A, 5.45%, 6/11/2014	445,000	488,611
Principal Financial Group, Inc., 7.875%, 5/15/2014	770,000	886,901
Prudential Financial, Inc.:
Series D, 3.625%, 9/17/2012	230,000	238,572
6.2%, 1/15/2015	230,000	253,997
Qtel International Finance Ltd., 144A, 3.375%, 10/14/2016	610,000	582,473
Rabobank Nederland NV, 144A, 4.2%, 5/13/2014	770,000	819,302
Rio Tinto Finance (USA) Ltd., 8.95%, 5/1/2014	1,240,000	1,506,517
Royal Bank of Canada, 144A, 3.125%, 4/14/2015	620,000	636,707
Royal Bank of Scotland PLC:
144A, 4.875%, 8/25/2014	870,000	893,994
4.875%, 3/16/2015	400,000	406,993
Santander US Debt SA Unipersonal:
144A, 2.485%, 1/18/2013	770,000	749,358
144A, 3.724%, 1/20/2015	400,000	375,608
Societe Generale:
144A, 3.1%, 9/14/2015	905,000	881,951
144A, 3.5%, 1/15/2016	650,000	639,682
Standard Chartered PLC, 144A, 3.85%, 4/27/2015	135,000	138,956
Telecom Italia Capital SA:
4.95%, 9/30/2014	195,000	200,467
5.25%, 11/15/2013	400,000	417,093
6.175%, 6/18/2014	510,000	543,590
The Goldman Sachs Group, Inc.:
3.7%, 8/1/2015	185,000	188,107
5.125%, 1/15/2015	470,000	508,957
6.0%, 5/1/2014	230,000	255,739
Tyco International Finance SA, 4.125%, 10/15/2014	160,000	170,795
Ventas Realty LP, (REIT), 3.125%, 11/30/2015	195,000	189,031
Verizon Wireless Capital LLC, 3.75%, 5/20/2011	380,000	383,669
Wells Fargo & Co.:
3.625%, 4/15/2015	340,000	355,169
Series I, 3.75%, 10/1/2014	320,000	338,016
Woori Bank, 144A, 4.5%, 10/7/2015	805,000	823,529

		47,133,886
Health Care 2.4%
CareFusion Corp., 4.125%, 8/1/2012	110,000	114,467
Express Scripts, Inc.:
5.25%, 6/15/2012	380,000	400,048
6.25%, 6/15/2014	150,000	168,303
Genzyme Corp., 3.625%, 6/15/2015	310,000	320,694
Laboratory Corp. of America Holdings, 3.125%, 5/15/2016	185,000	183,357
Life Technologies Corp.:
3.375%, 3/1/2013	450,000	460,405
4.4%, 3/1/2015	150,000	156,069
McKesson Corp., 6.5%, 2/15/2014	185,000	209,382
Medtronic, Inc., 4.5%, 3/15/2014	445,000	483,579
Watson Pharmaceuticals, Inc., 5.0%, 8/15/2014	390,000	421,120
Wyeth, 5.5%, 2/1/2014	620,000	689,237

		3,606,661
Industrials 2.0%
3M Co., 4.65%, 12/15/2012	540,000	579,654
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014	385,000	413,404
Burlington Northern Santa Fe LLC, 7.0%, 2/1/2014	1,250,000	1,437,804
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	261,000	314,081
United Parcel Service, Inc., 4.5%, 1/15/2013	290,000	309,640

		3,054,583
Information Technology 0.8%
Cisco Systems, Inc., 5.25%, 2/22/2011	850,000	852,176
Motorola Solutions, Inc., 5.375%, 11/15/2012	400,000	424,465

		1,276,641
Materials 2.0%
Airgas, Inc.:
2.85%, 10/1/2013	370,000	375,889
3.25%, 10/1/2015	370,000	369,037
Dow Chemical Co.:
4.85%, 8/15/2012	250,000	263,532
5.9%, 2/15/2015	930,000	1,031,727
Eastman Chemical Co., 3.0%, 12/15/2015	420,000	415,297
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/2015	620,000	653,325

		3,108,807
Telecommunication Services 3.3%
America Movil SAB de CV, 3.625%, 3/30/2015	300,000	310,659
American Tower Corp., 4.625%, 4/1/2015	350,000	366,353
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017	190,000	209,000
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015	360,000	358,622
France Telecom SA, 4.375%, 7/8/2014	900,000	970,051
Qwest Corp., 7.5%, 10/1/2014	840,000	959,700
Telefonica Emisiones SAU, 6.421%, 6/20/2016	1,620,000	1,787,071

		4,961,456
Utilities 3.6%
Ameren Corp., 8.875%, 5/15/2014	202,000	231,562
Consolidated Edison Co. of New York, 5.55%, 4/1/2014	780,000	861,486
Consumers Energy Co., Series J, 6.0%, 2/15/2014	730,000	807,224
DTE Energy Co., 7.625%, 5/15/2014	290,000	334,422
Duke Energy Corp., 6.3%, 2/1/2014	540,000	605,238
FirstEnergy Solutions Corp., 4.8%, 2/15/2015	410,000	431,538
Florida Power Corp., 4.8%, 3/1/2013	900,000	963,975
Korea Electric Power Corp., 144A, 3.0%, 10/5/2015	600,000	587,479
Korea Hydro & Nuclear Power Co. Ltd., 144A, 3.125%, 9/16/2015	215,000	210,908
Oncor Electric Delivery Co., 6.375%, 5/1/2012	380,000	403,378

		5,437,210

Total Corporate Bonds (Cost $80,839,117)		84,450,379
Mortgage-Backed Securities Pass-Throughs 1.8%
Federal Home Loan Mortgage Corp., 7.0%, 3/1/2013	4,706	4,855
Federal National Mortgage Association:
4.5%, 4/1/2023	490,534	514,735
5.163% *, 9/1/2038	701,319	748,146
7.0%, 4/1/2038	180,552	202,570
Government National Mortgage Association:
6.5%, with various maturities from 8/20/2034 until 2/20/2039	1,131,932	1,253,560
7.0%, with various maturities from 6/20/2038 until 10/20/2038	68,024	76,203

Total Mortgage-Backed Securities Pass-Throughs (Cost $2,661,088)		2,800,069
Asset-Backed 5.4%
Automobile Receivables 2.2%
AmeriCredit Automobile Receivables Trust, "A2", Series 2010-B, 1.18%, 2/6/2014	250,000	250,570
AmeriCredit Prime Automobile Receivables Trust, "A4A", Series 2007-2M, 5.35%, 3/8/2016	624,786	654,740
Carmax Auto Owner Trust, "A3", Series 2010-1, 1.56%, 7/15/2014	237,000	238,780
Chrysler Financial Auto Securitization Trust, "B", Series 2009-B, 2.94%, 6/8/2013	160,000	160,269
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	405,105	415,260
Santander Drive Auto Receivables Trust, "A2", Series 2010-2, 0.95%, 8/15/2013	496,000	496,525
Triad Auto Receivables Owner Trust, "A4B", Series 2007-B, 1.461% *, 7/14/2014	600,000	600,697
Wachovia Auto Loan Owner Trust, "D", Series 2006-1, 144A, 5.42%, 4/21/2014	500,000	500,929

		3,317,770
Credit Card Receivables 2.0%
Capital One Multi-Asset Execution Trust:
"C2", Series 2007-C2, 0.561% *, 11/17/2014	300,000	295,670
"A8", Series 2007-A8, 0.602% *, 10/15/2015	500,000	499,638
"A2", Series 2009-A2, 3.2%, 4/15/2014	770,000	777,542
Citibank Omni Master Trust:
"A17", Series 2009-A17, 144A, 4.9%, 11/15/2018	294,000	316,012
"A13", Series 2009-A13, 144A, 5.35%, 8/15/2018	326,000	357,368
Discover Card Master Trust, "A2", Series 2007-A2, 0.642% *, 6/15/2015	500,000	500,602
MBNA Credit Card Master Note Trust, "C1", Series 2006-C1, 0.681% *, 7/15/2015	300,000	295,783

		3,042,615
Home Equity Loans 1.2%
Carrington Mortgage Loan Trust, "A1", Series 2006-NC4, 0.31% *, 10/25/2036	18,013	17,898
Credit-Based Asset Servicing and Securitization LLC, "A2A", Series 2007-CB2, 4.853% *, 2/25/2037	168,112	162,088
Household Home Equity Loan Trust, "A2F", Series 2006-4, 5.32%, 3/20/2036	200,780	200,976
PennyMac Loan Trust, "A", Series 2010-NPL1, 144A, 4.25% *, 5/25/2050	436,429	435,910
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035	218,016	217,391
"AF1", Series 2006-4, 5.545%, 1/25/2037	67,495	66,484
"AF2", Series 2006-3, 5.58%, 11/25/2036	351,201	281,120
"AF1", Series 2007-2, 5.893%, 6/25/2037	361,617	269,265
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029	30,467	21,712
Structured Asset Securities Corp., "1A2B", Series 2005-7XS, 5.27%, 4/25/2035	101,590	102,659

		1,775,503

Total Asset-Backed (Cost $8,287,449)		8,135,888
Commercial Mortgage-Backed Securities 11.9%
Bear Stearns Commercial Mortgage Securities, Inc.:
"A1", Series 2002-PBW1, 3.97%, 11/11/2035	54,548	54,814
"A1", Series 2002-TOP8, 4.06%, 8/15/2038	144,763	145,918
"A3", Series 2005-PWR7, 5.116%, 2/11/2041	710,000	761,084
"A4", Series 2005-PW10, 5.405%, 12/11/2040	1,000,000	1,070,976
"A2", Series 2001-TOP2, 6.48%, 2/15/2035	261,340	261,644
CS First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039	620,000	654,764
"A4", Series 2005-C1, 5.014%, 2/15/2038	620,000	658,102
"A3", Series 2002-CKN2, 6.133%, 4/15/2037	915,284	950,559
"A4", Series 2001-CP4, 6.18%, 12/15/2035	288,760	291,410
"F", Series 2001-CK1, 144A, 6.65%, 12/18/2035	1,300,000	1,297,635
"H", Series 2002-CKP1, 144A, 7.191% *, 12/15/2035	350,000	345,639
GE Capital Commercial Mortgage Corp., "A4", Series 2004-C3, 5.189%, 7/10/2039	650,000	697,626
GMAC Commercial Mortgage Securities, Inc., "A2", Series 2001-C1, 6.465%, 4/15/2034	63,629	63,581
Greenwich Capital Commercial Funding Corp.:
"A2", Series 2005-GG5, 5.117%, 4/10/2037	757,000	765,908
"A2", Series 2007-GG9, 5.381%, 3/10/2039	1,350,995	1,386,311
"AAB", Series 2007-GG9, 5.441%, 3/10/2039	400,000	422,935

JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2005-LDP1, 4.625%, 3/15/2046	112,018	113,494
"A2", Series 2002-C1, 4.914%, 7/12/2037	91,187	91,878
"A4", Series 2006-CB14, 5.481%, 12/12/2044	620,000	662,202
"A4", Series 2006-LDP7, 5.875% *, 4/15/2045	620,000	682,201
LB-UBS Commercial Mortgage Trust:
"A2", Series 2003-C7, 4.064%, 9/15/2027	406,313	406,442
"A3", Series 2002-C4, 4.071%, 9/15/2026	170,392	173,529
"A4", Series 2005-C5, 4.954%, 9/15/2030	720,000	763,983
"AM", Series 2005-C5, 5.017%, 9/15/2040	620,000	642,251
"A3", Series 2001-C7, 5.642%, 12/15/2025	169,552	170,523
Merrill Lynch Mortgage Trust, "A5", Series 2004-BPC1, 4.855%, 10/12/2041	620,000	653,143
Morgan Stanley Capital I:
"A4B", Series 2005-IQ10, 5.284%, 9/15/2042	620,000	658,024
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	900,000	924,111
Morgan Stanley Dean Witter Capital I, "A4", Series 2001-TOP1, 6.66%, 2/15/2033	28,092	28,076
Prudential Securities Secured Financing Corp., "F", Series 1999-C2, 7.514% *, 6/16/2031	822,960	821,779
Wachovia Bank Commercial Mortgage Trust:
"A2", Series 2005-C17, 4.782%, 3/15/2042	610,274	609,866
"A1", Series 2007-C30, 5.031%, 12/15/2043	161,004	161,090
"A4", Series 2005-C22, 5.272% *, 12/15/2044	620,000	664,855

Total Commercial Mortgage-Backed Securities (Cost $17,836,873)		18,056,353
Collateralized Mortgage Obligations 6.0%
Banc of America Mortgage Securities, "1A1O", Series 2005-4, 5.25%, 5/25/2035	58,789	59,862
Citicorp Mortgage Securities, Inc.:
"1A1", Series 2005-7, 5.5%, 10/25/2035	237,994	239,327
"1A2", Series 2006-5, 6.0%, 10/25/2036	175,261	180,792
Countrywide Alternative Loan Trust:
"A6", Series 2004-29CB, 4.0%, 1/25/2035	57,928	57,791
"2A1", Series 2004-28CB, 5.0%, 1/25/2035	21,571	21,663
"3A3", Series 2005-20CB, 5.5%, 7/25/2035	141,763	144,229
"A4", Series 2002-11, 6.25%, 10/25/2032	10,096	10,068
Countrywide Home Loans, "5A1", Series 2005-HY10, 5.368% *, 2/20/2036	555,828	433,688
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.811% *, 2/25/2048	229,539	229,451
Federal Home Loan Mortgage Corp.:
"DA", Series 3598, 2.75%, 11/15/2014	593,108	600,016
"QP", Series 3149, 5.0%, 10/15/2031	500,000	505,419
"AB", Series 3197, 5.5%, 8/15/2013	196,044	198,796
"PA", Series 3283, 5.5%, 7/15/2036	663,803	694,562
"LA", Series 1343, 8.0%, 8/15/2022	153,305	175,149
"PK", Series 1751, 8.0%, 9/15/2024	465,206	534,233
GSR Mortgage Loan Trust, "2A2", Series 2006-AR1, 2.81% *, 1/25/2036	252,618	246,314
JPMorgan Alternative Loan Trust, "1A2", Series 2006-A5, 0.32% *, 10/25/2036	25,445	25,453
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036	377,137	385,415
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 2.309% *, 12/25/2034	138,064	126,589
Residential Accredit Loans, Inc., "A6", Series 2002-QS19, 5.125%, 12/25/2032	241,386	239,807
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032	436,699	449,949
Structured Asset Securities Corp., "2A16", Series 2005-6, 5.5%, 5/25/2035	76,969	77,048
Washington Mutual Mortgage Pass-Through Certificates Trust, "A5", Series 2005-AR5, 2.704% *, 5/25/2035	1,000,000	927,933
Waterfall Victoria Mortgage Trust, "A", Series 2010-1, 144A, 5.0%, 10/20/2056	449,508	448,466
Wells Fargo Mortgage Backed Securities Trust:
"1A1", Series 2005-9, 4.75%, 10/25/2035	140,446	141,272
"A7", Series 2004-L, 4.767% *, 7/25/2034	400,000	405,640
"A7", Series 2003-2, 5.25%, 2/25/2018	362,447	379,269
"A1", Series 2005-AR14, 5.358% *, 8/25/2035	442,719	433,226
"2A6", Series 2005-11, 5.5%, 11/25/2035	759,769	768,343

Total Collateralized Mortgage Obligations (Cost $9,153,541)		9,139,770
Government & Agency Obligations 14.6%
Other Government Related (a) 4.5%
BRFkredit AS, 144A, 2.05%, 4/15/2013	890,000	912,831
Citibank NA, FDIC Guaranteed, 1.75%, 12/28/2012	1,500,000	1,530,375
Dexia Credit Local, 144A, 2.75%, 1/10/2014	500,000	500,144
Eksportfinans ASA, 3.0%, 11/17/2014	500,000	517,870
FIH Erhvervsbank AS, 144A, 2.0%, 6/12/2013	535,000	545,296
Governor & Co. of the Bank of Ireland, 144A, 2.75%, 3/2/2012	680,000	650,263
HSBC USA, Inc., FDIC Guaranteed, 3.125%, 12/16/2011	100,000	102,425
International Bank for Reconstruction & Development, 5.25%, 4/9/2025	370,000	355,015
Korea National Oil Corp., 144A, 5.375%, 7/30/2014	300,000	325,318
Kreditanstalt fuer Wiederaufbau, 1.375%, 7/15/2013	495,000	499,541
Qatari Diar Finance QSC, 144A, 3.5%, 7/21/2015	880,000	877,649

		6,816,727
Sovereign Bonds 1.6%
Kommunalbanken AS, 144A, 2.75%, 5/5/2015	520,000	531,867
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015	620,000	628,440
Province of Ontario, Canada, 0.434% *, 11/19/2012	300,000	300,210
Republic of Italy, 2.125%, 10/5/2012	500,000	500,935
Republic of Poland, 3.875%, 7/16/2015	440,000	443,938

		2,405,390
US Government Sponsored Agencies 2.1%
Federal Farm Credit Bank, 1.75%, 2/21/2013	310,000	315,916
Federal Home Loan Bank, 0.875%, 12/27/2013	625,000	620,590
Federal National Mortgage Association:
0.75%, 2/26/2013	1,000,000	1,001,364
0.75%, 12/18/2013	750,000	741,461
1.625%, 10/26/2015	630,000	613,093

		3,292,424
US Treasury Obligations 6.4%
US Treasury Bill, 0.155% **, 3/17/2011 (b)	239,000	238,956
US Treasury Notes:
0.5%, 11/30/2012 (c)	1,000,000	999,648
0.5%, 11/15/2013 (c)	1,000,000	989,297
0.875%, 2/29/2012 (d)	1,900,000	1,911,438
1.25%, 8/31/2015	1,500,000	1,465,899
1.25%, 9/30/2015	390,000	380,341
1.875%, 6/30/2015	775,000	781,721
2.125%, 12/31/2015	600,000	605,813
2.5%, 3/31/2015	2,300,000	2,390,022

		9,763,135

Total Government & Agency Obligations (Cost $22,231,430)		22,277,676
Loan Participations and Assignments 1.2%
Sovereign Loans
Gazprom, 144A, 8.125%, 7/31/2014	440,000	495,000
OJSC Russian Agricultural Bank:
144A, 7.125%, 1/14/2014	240,000	257,664
Series 1, 144A, 7.175%, 5/16/2013	381,000	407,670
VTB Bank, 144A, 6.465%, 3/4/2015	620,000	650,225

Total Loan Participations and Assignments (Cost $1,760,323)		1,810,559
Municipal Bonds and Notes 2.1%
California, State Department of Water Resources, Power Supply Revenue, Series M, 5.0%, 5/1/2015	500,000	557,545
California, State General Obligation, Series 3, 5.65%, Mandatory Put 4/1/2013 @ 100, 4/1/2039	240,000	253,080
Dallas, TX, Waterworks & Sewer Systems Revenue, Prerefunded, 5.375%, 10/1/2013, INS: AGMC	100,000	109,772
Houston, TX, Public Improvement, Series A, 5.0%, 3/1/2015	290,000	324,707
Illinois, State General Obligation, 3.321%, 1/1/2013 (e)	390,000	392,165
Kentucky, State Property & Buildings Commission Revenues, Series A, 5.0%, 11/1/2014	540,000	595,328
La Vernia, TX, Higher Education Finance Corp. Revenue, Southwest Winners Foundation, Inc., Series B, 144A, 5.7%, 2/15/2011, INS: ACA	75,000	74,986
Pennsylvania, State General Obligation, 5.25%, 2/1/2014, INS: NATL	315,000	351,909
Virginia, College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 5.0%, 2/1/2014	470,000	520,741

Total Municipal Bonds and Notes (Cost $3,197,121)		3,180,233

	Shares	Value ($)
Securities Lending Collateral 1.2%
Daily Assets Fund Institutional, 0.25% (f) (g) (Cost $1,853,652)	1,853,652	1,853,652
Cash Equivalents 0.6%
Central Cash Management Fund, 0.18% (f) (Cost $878,479)	878,479	878,479

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $148,699,073) †	100.3	152,583,058
Other Assets and Liabilities, Net	(0.3)	(432,777)

Net Assets	100.0	152,150,281

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of January 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $148,699,073.  At January 31, 2011, net unrealized appreciation for all securities based on tax cost was $3,883,985.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,938,083 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,054,098.

(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	At January 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2011 amounted to $1,814,783 which is 1.2% of net assets.
(d)	At January 31, 2011, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(e)	Taxable issue.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA: ACA Financial Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
FDIC: Federal Deposit Insurance Corp.
FSB: Federal Savings Bank
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

2 Year US Treasury Note	USD	3/31/2011	340	74,523,750	162,216

At January 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

5 Year US Treasury Note	USD	3/31/2011	305	36,116,289	(238,451)

Currency Abbreviations

USD	United States Dollar

At January 31, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (i)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

3/22/2010 6/20/2015	470,0001	1.0%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BBB-	2,400	(2,666)	5,066
6/22/2009 9/20/2014	1,000,0002	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	147,022	(15,948)	162,970
Total unrealized appreciation					168,036

(h)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
(i)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

At January 31, 2011, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

10/12/2011 10/12/2012	80,000,0003	Fixed — 0.7%	Floating — LIBOR	126,062	3,763	122,299
10/12/2011 10/12/2015	25,000,0004	Fixed — 1.7%	Floating — LIBOR	637,348	(14,908)	652,256
10/28/2010 10/28/2025	300,0001	Floating — LIBOR	Floating — 4.154%††	(14,404)	—	(14,404)
11/1/2010 11/1/2025	390,0005	Floating — LIBOR	Floating — 4.287%††	(34,037)	—	(34,037)
11/12/2010 11/12/2025	600,0001	Floating — LIBOR	Floating — 4.286%††	(15,976)	—	(15,976)
11/15/2010 11/15/2025	600,0005	Floating — LIBOR	Floating — 4.586%††	(47,994)	—	(47,994)
11/16/2010 11/16/2025	300,0001	Floating — LIBOR	Floating — 4.584%††	(5,019)	—	(5,019)
11/19/2010 11/19/2025	300,0005	Floating — LIBOR	Floating — 4.784%††	(22,374)	—	(22,374)
11/23/2010 11/23/2025	150,0001	Floating — LIBOR	Floating — 4.834%††	(1,421)	—	(1,421)
Total net unrealized appreciation					633,330

†† These interest rate swaps are shown at their current rate as of January 31, 2011.

At January 31, 2011, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

5/28/2010 6/1/2012	6,200,0006	0.45%	Citi Global Interest Rate Strategy Index	78,086	4,133	73,953

Counterparties:
1	Morgan Stanley
2	JPMorgan Chase Securities, Inc.
3	The Goldman Sachs & Co.
4	Bank of America
5	Barclays Bank PLC
6	Citigroup, Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(j)
Corporate Bonds	$—	$84,171,419	$278,960	$84,450,379
Mortgage-Backed Securities Pass-Throughs	—	2,800,069	—	2,800,069
Asset-Backed	—	8,135,888	—	8,135,888
Commercial Mortgage-Backed Securities	—	18,056,353	—	18,056,353
Collateralized Mortgage Obligations	—	9,139,770	—	9,139,770
Government & Agency Obligations	—	21,683,705	355,015	22,038,720
Loan Participations and Assignments	—	1,810,559	—	1,810,559
Municipal Bonds and Notes	—	3,180,233	—	3,180,233
Short-Term Investments	2,732,131	238,956	—	2,971,087
Derivatives(k)	—	1,016,544	—	1,016,544
Total	$2,732,131	$150,233,496	$633,975	$153,599,602
Liabilities
Derivatives(k)	$(76,235)	$(141,225)	$—	$(217,460)
Total	$(76,235)	$(141,225)	$—	$(217,460)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2011.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts and total return swap contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Government & Agency Obligations	Total
Balance as of October 31, 2010	$786,550	$867,330	$1,653,880
Realized gain (loss)	245	2,982	3,227
Change in unrealized appreciation (depreciation)	(8,004)	(15,326)	(23,330)
Amortization premium/discount	169	29	198
Net purchases (sales)	(500,000)	(500,000)	(1,000,000)
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of January 31, 2011	$278,960	$355,015	$633,975
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2011	$(8,009)	$(14,615)	$(22,624)

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Credit Contracts	$—	$168,036
Interest Rate Contracts	$(76,235)	$707,283

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011